Commitments and contingencies	12 Months Ended
Dec. 31, 2018
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Commitments and contingencies
30.	Commitments and contingencies

Operating lease commitments - Group as lessee

The Group has entered into commercial leases on a land, and motor vehicles, office space with lease term of between 1 and 5 years.

Future minimum rentals payable under non-cancellable operating leases as at December 31 are as follows:

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Within 1 year
- related parties	5,578	22,020	3,291
- third parties	14,058	11,238	1,680
After 1 year but within 5 years
- related parties	1,724	51,683	7,725
- third parties	14,003	16,759	2,505
After 5 years
- third parties	—	—	—

	35,363	101,700	15,201

The minimum lease payments recognized as an expense for the financial year ended December 31, 2016, 2017 and 2018 amounted to RMB 30.2 million, RMB 30.7 million and RMB 49.8 million (US$7.4 million).

Operating lease commitments - Group as lessor

The Group leased out some of its assets, including surplus office and warehouse.

Future minimum rentals receivable under non-cancellable operating leases as at December 31 are as follows:

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Within 1 year
- related parties	184	1,248	187
- joint venture	—	2,308	345
- third parties	1,438	1,391	208
After 1 year but within 5 years
- related parties	268	1,030	154
- joint venture	—	9,087	1,358
- third parties	2,491	1,463	219
After than 5 years
- related parties	1,310	455	68
- joint venture	—	9,272	1,386

	5,691	26,254	3,925

Finance lease commitments

The Group has finance lease for office equipment and motor vehicles. The lease has term of renewal but no purchase options and escalation clause. Renewal is at the option of the Group.

Future minimum lease payments under finance lease together with the present value of the net minimum lease payments are as follows:

	31.12.2017		31.12.2018
	Minimum lease payments	Present value of payments	Minimum lease payments		Present value of payments
	RMB’000	RMB’000	RMB’000	US$’000	RMB’000	US$’000

Not later than one year	33	33	14	2	14	2
Later than one year but not later than five years	46	46	34	5	34	5

Total minimum lease payments	79	79	48	7	48	7
Less: Amount representing finance charges	*	*	*	*	*	*

Present value of minimum lease payments	79	79	48	7	48	7

*	Less than RMB 1 thousand (US$1 thousand)

Capital commitments

As of December 31, 2017 and 2018, Yuchai had capital expenditure (mainly in respect of property, plant and equipment) contracted for but not paid amounting to RMB 409.5 million and RMB 774.5 million (US$115.8 million) respectively. The Group’s share of joint venture’s capital commitment is disclosed in Note 6.

Investment commitments

As of December 31, 2017 and 2018, the Group has commitment of RMB Nil and RMB 58.8 million (US$8.8 million) relating to the Group’s interest in joint venture, respectively.

Letter of credits

As of December 31, 2017 and 2018, Yuchai had issued irrevocable letter of credits of RMB 1.9 million and RMB 93.5 million (US$14.0 million, respectively.

Product liability

The General Principles of the Civil Law of the People’s Republic of China imposes that manufacturers and sellers are liable for loss and injury caused by defective products. Yuchai and its subsidiaries do not carry product liability insurance. Yuchai and its subsidiaries have not had any significant product liability claims brought against them.

Environmental liability

China adopted its Environmental Protection Law in 1989, and the State Council and the Ministry of Ecology and Environment (formerly known as the Ministry of Environmental Protection) promulgate regulations as required from time to time. The Environmental Protection Law addresses issues relating to environmental quality, waste disposal and emissions, including air, water and noise emissions. Environmental regulations have not had a material impact on Yuchai’s results of operations. Yuchai delivers, on a regular basis, burned sand and certain other waste products to a waste disposal site approved by the local government and makes payments in respect thereof. Yuchai expects that environmental standards and their enforcement in China will, as in many other countries, become more stringent over time, especially as technical advances make achievement of higher standards more feasible. Yuchai has built an air filter system to reduce the level of dust and fumes resulting from its production of diesel engines.

Yuchai is subject to Chinese national and local environmental protection regulations which currently impose fees for the discharge of waste substances, require the payment of fines for pollution, and provide for the closure by the Chinese government of any facility that fails to comply with orders requiring Yuchai to cease or improve upon certain activities causing environmental damage. Due to the nature of its business, Yuchai produces certain amounts of waste water, gas, and solid waste materials during the course of its production. Yuchai believes its environmental protection facilities and systems are adequate for it to comply with the existing national, provincial and local environmental protection regulations. However, Chinese national, provincial or local authorities may impose additional or more stringent regulations which would require additional expenditure on environmental matters or changes in Yuchai’s processes or systems.